LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Summary of Right-Of-Use Assets
The tables below summarize our right-of-use assets as at December 31, 2025 and 2024.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Customer premise equipment	Equipment and vehicles	Total right-of use assets
Cost
As at January 1, 2025	2,142	956	810	139	4,047
Additions	329	194	285	74	882
Acquisitions from business combinations (note 3)	120	—	—	1	121
Disposals and other	(47)	—	(171)	(35)	(253)
As at December 31, 2025	2,544	1,150	924	179	4,797

Accumulated depreciation
As at January 1, 2025	788	330	161	73	1,352
Depreciation	185	103	137	30	455
Disposals and other	(6)	1	(87)	(17)	(109)
As at December 31, 2025	967	434	211	86	1,698

Net carrying amount
As at January 1, 2025	1,354	626	649	66	2,695
As at December 31, 2025	1,577	716	713	93	3,099

(In millions of dollars)	Land and buildings	Cable and wireless networks	Customer premise equipment	Equipment and vehicles	Total right-of use assets
Cost
As at January 1, 2024	2,082	900	655	107	3,744
Additions	187	118	301	43	649
Disposals and other	(127)	(62)	(146)	(11)	(346)
As at December 31, 2024	2,142	956	810	139	4,047

Accumulated depreciation
As at January 1, 2024	727	284	118	54	1,183
Depreciation	157	108	119	24	408
Disposals and other	(96)	(62)	(76)	(5)	(239)
As at December 31, 2024	788	330	161	73	1,352

Net carrying amount
As at January 1, 2024	1,355	616	537	53	2,561
As at December 31, 2024	1,354	626	649	66	2,695

Summary of Activity Related to Lease Liabilities
Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2025. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $825 million as at December 31, 2025 (2024 - $715 million).

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Lease liabilities, beginning of year		2,778	2,593
Net additions		771	656
Lease liabilities acquired through the MLSE Transaction	3	104	—
Interest expense on lease liabilities	12	147	137
Interest payments on lease liabilities		(123)	(130)
Principal payments of lease liabilities		(559)	(478)

Lease liabilities, end of year		3,118	2,778

Current liability		690	587
Long-term liability		2,428	2,191

Lease liabilities		3,118	2,778